Changes in accounting policies - Summary of notional amounts of our derivatives (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Nov. 01, 2020	Oct. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Securities	$ 155,122.0		$ 149,046.0
Other deposits	$ 576,563.0		$ 570,740.0
USD LIBOR | Maturing After December 31 2021 Before June 30 2023 [Member]
Disclosure of detailed information about hedging instruments [line items]
Securities		$ 4.0
Loans		18.6
Non-derivative financial assets		22.6
Other deposits		0.8
Non-derivative financial liabilities		0.8
Derivatives		276.4
USD LIBOR | Maturing After June 30 2023 [Member]
Disclosure of detailed information about hedging instruments [line items]
Securities		1.9
Loans		21.2
Non-derivative financial assets		23.1
Secured borrowing deposits and subordinated indebtedness		0.1
Other deposits		1.0
Non-derivative financial liabilities		1.1
Derivatives		463.3
GBP LIBOR | Maturing After December 31 2021 [Member]
Disclosure of detailed information about hedging instruments [line items]
Loans		2.4
Non-derivative financial assets		2.4
Secured borrowing deposits and subordinated indebtedness		1.1
Non-derivative financial liabilities		1.1
Derivatives		70.4
Others | Maturing After December 31 2021 [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivatives		$ 33.3